Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Mar. 31, 2026	Mar. 31, 2025	Dec. 09, 2018	May 24, 2013
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value				$ 0.00001
Ordinary shares, authorized			50,000,000,000
Treasury stock par value	$ 0.00001	$ 0.00001
Treasury stock shares	287,595,100	287,717,500
Class A Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, authorized	49,000,000,000	49,000,000,000	49,000,000,000
Ordinary shares, shares issued	2,439,349,000	2,436,575,800
Ordinary shares, shares outstanding	2,151,753,900	2,148,858,300
Class B Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	303,234,004	303,234,004
Ordinary shares, shares outstanding	303,234,004	303,234,004
Parent Company
Condensed Financial Statements, Captions [Line Items]
Treasury stock par value	$ 0.00001	$ 0.00001
Treasury stock shares	287,595,100	287,717,500
Parent Company | Class A Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, authorized	49,000,000,000	49,000,000,000
Ordinary shares, shares issued	2,439,349,000	2,436,575,800
Ordinary shares, shares outstanding	2,151,753,900	2,148,858,300
Parent Company | Class B Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, shares issued	303,234,004	303,234,004
Ordinary shares, shares outstanding	303,234,004	303,234,004